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	OMB Number:	3235-0578
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/18

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

SHARES			VALUE

		CONVERTIBLE PREFERRED AND WARRANTS(a) - 4.7% of Net Assets

		Biotechnology — 2.5%
140,000		Amphivena Therapeutics, Inc. Series B (Restricted) (b)	$2,100,000
225,416		Amphivena Therapeutics, Inc. Series C (Restricted), 6.00%(b)	808,848
300,429		Atreca, Inc. Series C1 (Restricted) (b)	700,000
442,577		Galera Therapeutics, Inc. Series C (Restricted), 6.00% (b)	979,998
93,333		GenomeDx Biosciences, Inc. Series C (Restricted), 6.00% (b)	310,800
81,695		GenomeDx Biosciences, Inc. Series D (Restricted), 8.00% (b)	249,169
16,042		GenomeDx Biosciences, Inc. Series D Prime (Restricted), 8.00% (b)	146,788
76,616		GenomeDx Biosciences, Inc. Series E (Restricted), 8.00% (b)	179,204
11,265		GenomeDx Biosciences, Inc. Warrants (Restricted, expiration 11/1/27, exercise price $3.05) (b)	0
1,153,847		Rainier Therapeutics, Inc. Series A (Restricted), 6.00% (b)	750,001
668,449		Rainier Therapeutics, Inc. Series B (Restricted), 6.00% (b)	500,000
123,411		Sutro Biopharma Series E (Restricted), 8.00%	1,001,847
375,000		Therachon Holding AG Series B (Restricted), 8.00% (b)	1,500,000
90,000		Trillium Therapeutics, Inc. Series II (d)	153,900
			9,380,555
		Health Care Equipment & Supplies (Restricted) (b) — 0.5%
79,330		CardioKinetix, Inc. Series C, 8.00%	0
142,574		CardioKinetix, Inc. Series D, 8.00%	0
439,333		CardioKinetix, Inc. Series E, 8.00%	0
481,378		CardioKinetix, Inc. Series F, 8.00%	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 12/11/19, exercise price $0.69)	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 6/03/20, exercise price $0.69)	0
8,822		CardioKinetix, Inc. Warrants (expiration 8/15/24, exercise price $2.85)	0
951,000		IlluminOss Medical, Inc. Series AA, 8.00% (c)	951,000
895,848		IlluminOss Medical, Inc. Junior Preferred, 8.00% (c)	895,848
47,542		IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00) (c)	0
23,771		IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00) (c)	0
47,542		IlluminOss Medical, Inc. Warrants (expiration 2/6/28, exercise price $1.00) (c)	0
71,324		IlluminOss Medical, Inc. Warrants (expiration 3/31/27, exercise price $1.00) (c)	0
59,426		IlluminOss Medical, Inc. Warrants (expiration 9/6/27, exercise price $1.00) (c)	0
			1,846,848
		Life Sciences Tools & Services (Restricted) (b) — 0.9%
2,446,016		Labcyte, Inc. Series C, 8.00%	3,081,980
107,178		Labcyte, Inc. Series D, 8.00%	147,906

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Life Sciences Tools & Services — continued
81,480	Labcyte, Inc. Series E, 8.00%	$131,183
		3,361,069
	Pharmaceuticals (Restricted) (b) — 0.8%
1,359,927	Curasen Therapeutics, Inc. Series A	1,499,999
659,244	Milestone Pharmaceuticals, Inc. Series C, 8.00%	900,000
461,546	Milestone Pharmaceuticals, Inc. Series D1, 8.00%	818,183
		3,218,182
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $23,109,863)	17,806,654

PRINCIPAL AMOUNT

	CONVERTIBLE NOTES (b)- 0.3% of Net Assets

	Biotechnology — 0.0%
$60,069	GenomeDx Biosciences, Inc. Promissory Note, 6.00% due 12/28/19	60,069

	Health Care Equipment & Supplies — 0.3%
51,741	CardioKinetix, Inc. Promissory Note, 5.00% due 1/31/19	0
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	190,166
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	190,166
237,708	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	237,708
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	285,294
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19 (c)	95,083
		998,417
	TOTAL CONVERTIBLE NOTES (Cost $1,110,356)	1,058,486

SHARES

	COMMON STOCKS AND WARRANTS - 87.9% of Net Assets

	Biotechnology — 70.8%
4,120	AbbVie Inc.	379,823
52,739	AC Immune SA (a) (d)	498,384
318,833	Achillion Pharmaceuticals, Inc. (a)	506,944
148,748	Adaptimmune Therapeutics plc (a) (f)	855,301
254,000	Affimed N.V. (a)	789,940
66,268	Akebia Therapeutics, Inc. (a)	366,462
38,333	Albireo Pharma, Inc. (a)	940,308
136,168	Alexion Pharmaceuticals, Inc. (a)	13,257,316
41,380	Alkermes plc (a)	1,221,124
38,303	Alnylam Pharmaceuticals, Inc. (a)	2,792,672
203,681	Amarin Corporation plc (a) (f)	2,772,098
157,553	Amgen Inc.	30,670,843
270,622	Amicus Therapeutics, Inc. (a)	2,592,559
19,983	AnaptysBio, Inc. (a)	1,274,716

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
811,227	ARCA biopharma, Inc. (a) (c)	$270,544
324,491	ARCA biopharma, Inc. Warrants (expiration 6/11/22, exercise price $6.10) (a) (b) (c)	25,959
320,135	Ardelyx, Inc. (a)	573,042
21,116	Arena Pharmaceuticals, Inc. (a)	822,468
103,016	Array Biopharma Inc. (a)	1,467,978
30,700	Arrowhead Pharmaceuticals, Inc. (a)	381,294
17,476	Ascendis Pharma A/S (a) (f)	1,094,871
13,850	Athenex, Inc. (a)	175,756
25,614	Audentes Therapeutics, Inc. (a)	546,090
14,358	BeiGene, Ltd. (a) (f)	2,013,853
60,000	Bellicum Pharmaceuticals, Inc. (a)	175,200
109,136	Biogen Inc. (a)	32,841,205
82,181	BioMarin Pharmaceutical Inc. (a)	6,997,712
31,369	bluebird bio, Inc. (a)	3,111,805
28,569	Blueprint Medicines Corporation (a)	1,540,155
371,011	Celgene Corporation (a)	23,778,095
74,700	Cellectis S.A. (a) (f)	1,243,755
158,784	Cidara Therapeutics, Inc. (a)	373,142
22,800	Clovis Oncology, Inc. (a)	409,488
71,680	Coherus BioSciences, Inc. (a)	648,704
54,956	CRISPR Therapeutics AG (a)	1,570,093
56,970	Dermira, Inc. (a)	409,614
27,874	Editas Medicine, Inc. (a)	634,133
134,495	Epizyme, Inc. (a)	828,489
20,806	Esperion Therapeutics, Inc. (a)	957,076
128,473	Exelixis, Inc. (a)	2,527,064
76,859	FibroGen, Inc. (a)	3,557,035
10,180	Galapagos NV (a) (f)	933,913
24,824	Galapagos NV (a) (d)	2,291,295
453,309	Gilead Sciences, Inc.	28,354,478
39,800	Global Blood Therapeutics, Inc. (a)	1,633,790
178,214	Incyte Corporation (a)	11,332,628
47,712	Innoviva, Inc. (a)	832,574
48,394	Intellia Therapeutics, Inc. (a)	660,578
4,031	Intercept Pharmaceuticals, Inc. (a)	406,284
29,451	Ionis Pharmaceuticals, Inc. (a)	1,592,121
89,487	Iovance Biotherapeutics, Inc. (a)	791,960
10,127	Jounce Therapeutics, Inc. (a)	34,128
21,290	Lexicon Pharmaceuticals, Inc. (a)	141,366
2,720	Ligand Pharmaceuticals, Inc. (a)	369,104
9,295	Loxo Oncology, Inc. (a)	1,301,951
108,764	Merus N.V. (a) (d)	1,522,696
62,194	Molecular Templates, Inc. (a)	251,264
36,896	Nektar Therapeutics (a)	1,212,772
62,255	Neurocrine Biosciences, Inc. (a)	4,445,630
358,000	Novavax, Inc. (a)	658,720

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
9,823	NuCana plc (a) (f)	$142,434
149,093	Ovid Therapeutics Inc. (a)	360,805
563,608	Pieris Pharmaceuticals, Inc. (a)	1,499,197
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21, exercise price $3.00) (a) (b)	16,198
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21, exercise price $2.00) (a) (b)	11,673
44,891	Portola Pharmaceuticals, Inc. (a)	876,272
67,456	Protagonist Therapeutics, Inc. (a)	453,979
27,391	PTC Therapeutics, Inc. (a)	940,059
23,629	Puma Biotechnology, Inc. (a)	480,850
42,434	Regeneron Pharmaceuticals, Inc.	15,849,099
31,427	Sage Therapeutics, Inc. (a)	3,010,392
65,299	Sangamo Therapeutics, Inc. (a)	749,633
51,071	Sarepta Therapeutics, Inc. (a)	5,573,378
74,584	Seattle Genetics, Inc. (a)	4,225,929
10,772	Spark Therapeutics, Inc. (a)	421,616
70,061	Sutro Biopharma, Inc. (a)	631,950
200,000	Syndax Pharmaceuticals, Inc. (a)	890,000
128,573	Trillium Therapeutics, Inc. (a) (d)	219,860
23,539	Ultragenyx Pharmaceutical Inc. (a)	1,023,476
37,741	uniQure N.V. (a)	1,087,696
7,142	United Therapeutics Corporation (a)	777,764
116,356	Vertex Pharmaceuticals Incorporated (a)	19,281,353
17,215	Viking Therapeutics, Inc. (a)	131,695
30,721	Xencor, Inc. (a)	1,110,871
		266,426,541
	Drug Discovery Technologies — 0.1%
51,160	ImmunoGen, Inc. (a)	245,568

	Health Care Equipment & Supplies — 0.7%
44,550	Alliqua BioMedical, Inc. (a)	83,308
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	496,211
10,891	IDEXX Laboratories, Inc. (a)	2,025,944
7,157	TherOx, Inc. (Restricted) (a) (b)	143
		2,605,606
	Health Care Providers & Services (Restricted) — 0.1%
148,148	InnovaCare Health, Inc. (a) (b) (g)	463,703

	Life Sciences Tools & Services — 7.1%
78,066	Illumina, Inc. (a)	23,414,335
4,200	PRA Health Sciences, Inc. (a)	386,232
13,090	Thermo Fisher Scientific Inc.	2,929,411
		26,729,978

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Medical Devices and Diagnostics — 0.1%
5,285	Genomic Health, Inc. (a)	$340,407

	Pharmaceuticals — 9.0%
58,428	Acceleron Pharma Inc. (a)	2,544,539
11,790	Aerie Pharmaceuticals, Inc. (a)	425,619
236,260	Aerpio Pharmaceuticals, Inc. (a)	401,642
21,470	Agios Pharmaceuticals, Inc. (a)	989,982
77,080	ArQule, Inc. (a)	213,512
317,800	Avadel Pharmaceuticals plc (a) (f)	819,924
165,330	Clearside Biomedical, Inc. (a)	176,903
13,855	Concert Pharmaceuticals, Inc. (a)	173,880
27,900	Eidos Therapeutics, Inc. (a)	383,904
29,100	Endo International plc (a)	212,430
90,238	Foamix Pharmaceuticals Ltd. (a) (d)	323,955
21,316	GW Pharmaceuticals plc (a) (d) (f)	2,075,965
137,682	Immunomedics, Inc. (a)	1,964,722
33,313	Intra-Cellular Therapies, Inc. (a)	379,435
40,120	Jazz Pharmaceuticals plc (a)	4,973,275
2,030	Madrigal Pharmaceuticals, Inc. (a)	228,822
229,317	Marinus Pharmaceuticals, Inc. (a)	658,140
75,459	Medicines Company (The) (a)	1,444,285
4,130	Mirati Therapeutics, Inc. (a)	175,195
269,926	Mylan N.V. (a)	7,395,972
11,740	MyoKardia, Inc. (a)	573,616
44,192	Nightstar Therapeutics plc (a) (f)	509,092
7,570	Rhythm Pharmaceuticals, Inc. (a)	203,482
13,967	Shire plc (f)	2,430,817
34,880	Spectrum Pharmaceuticals, Inc. (a)	305,200
284,378	Tetraphase Pharmaceuticals, Inc. (a)	321,347
929,053	Verona Pharma plc (a) (d)	1,036,149
115,500	Verona Pharma plc (a) (f)	1,039,500
371,622	Verona Pharma plc Warrants (expiration 4/27/22, exercise price $2.07) (a) (b) (d)	12,079
41,579	Zogenix, Inc. (a)	1,515,970
		33,909,353
	TOTAL COMMON STOCKS AND WARRANTS (Cost $284,919,626)	330,721,156

	EXCHANGE TRADED FUND - 0.5% of Net Assets
25,424	SPDR S&P Biotech ETF	1,824,172
	TOTAL EXCHANGE TRADED FUND (Cost $1,747,630)	1,824,172

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	SHORT-TERM INVESTMENT - 4.0% of Net Assets
$15,007,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $15,007,000, 0.50%, dated 12/31/18, due 01/02/19 (collateralized by U.S. Treasury Notes 2.625%, due 12/31/25, market value $15,310,000)	$15,007,000
	TOTAL SHORT-TERM INVESTMENT (Cost $15,007,000)	15,007,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 97.4% (Cost $325,894,475)	366,417,468

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 2.3% of Net Assets

	Health Care Equipment & Supplies — 0.9%
1	Veniti Milestone Interest	3,170,276

	Pharmaceuticals — 1.4%
1	Afferent Milestone Interest	332,468
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	1,844,078
1	TargeGen Milestone Interest	3,105,878
		5,282,424
	TOTAL MILESTONE INTERESTS (Cost $6,568,511)	8,452,700
	TOTAL INVESTMENTS - 99.7% (Cost $332,462,986)	374,870,168
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,158,272
	NET ASSETS - 100%	$376,028,440

(a)              Non-income producing security.

(b)              Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)               Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $3,141,768).

(d)              Foreign security.

(e)               Number of warrants to be determined at a future date.

(f)                American Depository Receipt

(g)               Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2018, the cost of securities for Federal income tax purposes was $332,464,681. The net unrealized gain on securities held by the Fund was $42,405,487, including gross unrealized gain of $115,223,965 and gross unrealized loss of $72,818,478.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2018 were as follows:

Affiliated Companies	Begining Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2018	Shares/ Principal Amount as of December 31, 2018	Dividend Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
ARCA Biopharma, Inc.	$489,981	$—	$—	$—	$(193,478)	$296,503	1,135,718	$—	$—
IlluminOss Medical, Inc.	2,845,265	—	—	—	—	2,845,265	3,094,870	20,117	—
	$3,335,246	$—	$—	$—	$(193,478)	$3,141,768	4,230,588	$20,117	$—

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited, continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of December 31, 2018 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$153,900	$1,001,847	$8,224,808	$9,380,555
Health Care Equipment & Supplies	—	—	1,846,848	1,846,848
Life Sciences Tools & Services	—	—	3,361,069	3,361,069
Pharmaceuticals	—	—	3,218,182	3,218,182
Convertible Notes
Biotechnology	—	—	60,069	60,069
Health Care Equipment & Supplies	—	—	998,417	998,417
Common Stocks And Warrants
Biotechnology	266,372,711	—	53,830	266,426,541
Drug Discovery Technologies	245,568	—	—	245,568
Health Care Equipment & Supplies	2,109,252	—	496,354	2,605,606
Health Care Providers & Services	—	—	463,703	463,703
Life Sciences Tools & Services	26,729,978	—	—	26,729,978
Medical Devices And Diagnostics	340,407	—	—	340,407
Pharmaceuticals	33,897,274	—	12,079	33,909,353
Exchange Traded Fund	1,824,172	—	—	1,824,172
Short-term Investment	—	15,007,000	—	15,007,000
Milestone Interests
Health Care Equipment & Supplies	—	—	3,170,276	3,170,276
Pharmaceuticals	—	—	5,282,424	5,282,424
Other Assets	—	—	738,882	738,882
Total	$331,673,262	$16,008,847	$27,926,941	$375,609,050

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited, continued)

Investments in Securities	Balance as of September 30, 2018	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of December 31, 2018
Convertible Preferred And Warrants
Biotechnology	$7,284,914	$(860)	$940,754	$0	$0	$8,224,808
Health Care Equipment & Supplies	1,846,848	0	0	0	0	1,846,848
Life Sciences Tools & Services	3,361,069	0	0	0	0	3,361,069
Pharmaceuticals	2,399,999	0	818,183	0	0	3,218,182
Convertible Notes
Biotechnology	349,198	127	59,942	(349,198)	0	60,069
Health Care Equipment & Supplies	998,417	0	0	0	0	998,417
Common Stocks And Warrants
Biotechnology	131,337	(77,507)	0	0	0	53,830
Health Care Equipment & Supplies	550,092	(53,738)	0	0	0	496,354
Health Care Providers & Services	401,481	62,222	0	0	0	463,703
Pharmaceuticals	35,456	(23,377)	0	0	0	12,079
Milestone Interests
Health Care Equipment & Supplies	3,154,131	16,145	0	0	0	3,170,276
Pharmaceuticals	5,292,196	(9,772)	0	0	0	5,282,424
Other Assets	799,388	0	3,447	(63,953)		738,882
Total	$26,604,526	$(86,760)	$1,822,326	$(413,151)	$0	$27,926,941

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018						$(86,760	).

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$562,120	Income approach, Black-Scholes	Discount for lack of marketability	20%-50% (31.82%)
	13,029,396	Probability - weighted expected return model	Discount rate Price to sales multiple	9.07%-41.27% (22.24%) 2.41x-10.37x (5.05x)
	4,680,140	Market approach, recent transaction	(a)	N/A
	463,703	Market Comparable	Discount for lack of marketability	50%
			Price to earnings multiple	17.00x
	9,191,582	Probability adjusted value	Probability of events Timing of events	15%-99% (45.19%) 0.25-18.25 (2.57) years
$27,926,941

(a)         The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 7% of the Fund’s net assets at December 31, 2018.

At December 31, 2018, the Fund had a commitment of $1,835,713 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2018. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	7/27/16		$161,872	$332,468.00	$332,468
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	7/17/17		2,101,222	15.00	2,100,000
Series C Cvt. Pfd	12/10/18		808,848	3.59	808,848
Atreca, Inc.
Series C1 Cvt. Pfd	9/5/18		699,999	2.33	700,000
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,409	0.00	0
Series D Cvt. Pfd	12/10/10		546,109	0.00	0
Series E Cvt. Pfd	9/14/11		1,254,419	0.00	0
Series F Cvt. Pfd	12/4/14		1,645,812	0.00	0
Cvt. Promissory Note	6/20/17		51,774	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00	0
Warrants (expiration 6/03/20)	6/3/10, 9/1/10		123	0.00	0
Warrants (expiration 8/15/24)	8/15/14		142	0.00	0
Cercacor Laboratories, Inc. Common	3/31/98		0	3.82	496,211
Curasen Therapeutics, Inc.
Series A Cvt. Pfd	9/18/18		1,500,000	1.10	1,499,999
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
Galera Therapeutics, Inc.
Series C Cvt. Pfd	8/30/18		980,024	2.21	979,998
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		1,403,286	3.33	310,800
Series D Cvt. Pfd	4/4/18		214,811	3.05	249,169
Series D Prime Cvt. Pfd	4/4/18		49,070	9.15	146,788
Series E Cvt. Pfd	7/20/18		179,324	2.34	179,204
Cvt. Promissory Note	12/28/18		60,069	100.00	60,069
Warrants (expiration 11/1/27)	4/4/18		99	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		960,650	1.00	951,000
Junior Preferred	1/21/16		1,566,291	1.00	895,848
Cvt. Promissory Note	1/11/18		190,175	100.00	190,166
Cvt. Promissory Note	2/6/18		190,166	100.00	190,166
Cvt. Promissory Note	9/5/18		237,708	100.00	237,708
Cvt. Promissory Note	3/28/17		285,356	100.00	285,294
Cvt. Promissory Note	12/20/17		95,108	100.00	95,083
Warrants (expiration 1/11/28)	1/11/18		29	0.00	0
Warrants (expiration 11/20/27)	11/21/17		87	0.00	0
Warrants (expiration 2/6/28)	2/6/18		0	0.00	0
Warrants (expiration 3/31/27)	3/28/17		331	0.00	0
Warrants (expiration 9/6/27)	9/5/18		0	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	643,527	3.13	463,703
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,285,854	1.26	3,081,980
Series D Cvt. Pfd	12/21/12		68,691	1.38	147,906
Series E Cvt. Pfd	3/27/17		70,826	1.61	131,183
Milestone Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/17/17		901,252	1.37	900,000
Series D1 Cvt. Pfd	10/12/18		818,183	1.77	818,183
Neurovance Milestone Interest	3/20/17		3,417,500	1,844,078.00	1,844,078
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		750,552	0.65	750,001
Series B Cvt. Pfd	3/3/17		500,033	0.75	500,000
Sutro Biopharma
Series E Cvt. Pfd	7/26/18		1,200,264	8.12	1,001,847
TargeGen Milestone Interest	7/20/10		202,855	3,105,878.00	3,105,878
Therachon Holding AG
Series B Cvt. Pfd	7/17/18		1,500,000	4.00	1,500,000
TherOx, Inc.	9/11/00, 7/8/05		2,388,426	0.02	143
Veniti Milestone Interest	08/16/18		2,786,284	3,170,276.00	3,170,276
			$33,370,683		$28,123,997

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/19

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/19